Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 19, 2014
Document Effective Date	Mar. 31, 2014
Prospectus Date	Mar. 31, 2014
Coho Relative Value Equity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	COHIX
Coho Relative Value Equity Fund | Advisor Class Shares
Risk/Return:
Trading Symbol	COHOX